UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.77%

Aerospace & Defense 0.49%

Esterline Technologies Corp.*	111,179	$10,167

Air Freight & Logistics 1.01%

XPO Logistics, Inc.*	425,380	21,009

Auto Components 0.93%

Tenneco, Inc.	308,939	19,472

Banks 9.14%

Cadence BanCorp*	183,700	4,130
CenterState Banks, Inc.	550,663	13,893
Chemical Financial Corp.	285,907	13,566
Columbia Banking System, Inc.	293,255	11,587
Glacier Bancorp, Inc.	296,688	10,022
Pinnacle Financial Partners, Inc.	384,317	24,596
South State Corp.	123,464	10,883
Sterling Bancorp	633,252	14,723
Texas Capital Bancshares, Inc.*	227,763	17,333
Webster Financial Corp.	387,291	19,678
Western Alliance Bancorp*	635,791	30,455
Wintrust Financial Corp.	277,743	19,681
Total		190,547

Biotechnology 9.87%

Agios Pharmaceuticals, Inc.*	203,982	10,140
Blueprint Medicines Corp.*	603,123	28,093
Clovis Oncology, Inc.*	227,339	13,161
Exact Sciences Corp.*	1,272,227	38,179
Exelixis, Inc.*	1,229,720	27,546
Global Blood Therapeutics, Inc.*	287,836	8,333
Kite Pharma, Inc.*	190,830	15,663
Sage Therapeutics, Inc.*	247,675	17,585
Spark Therapeutics, Inc.*	297,046	17,220
TESARO, Inc.*	202,831	29,936
Total		205,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2017

Investments	Shares	Fair Value (000)
Building Products 2.10%

Apogee Enterprises, Inc.	301,256	$16,419
Builders FirstSource, Inc.*	1,709,891	27,375
Total		43,794

Capital Markets 2.38%

Evercore Partners, Inc. Class A	398,313	29,376
Hamilton Lane, Inc. Class A*	63,163	1,182
Moelis & Co. Class A	519,215	19,055
Total		49,613

Chemicals 2.26%

Huntsman Corp.	825,842	20,456
Minerals Technologies, Inc.	338,186	26,615
Total		47,071

Communications Equipment 0.92%

Acacia Communications, Inc.*	161,006	7,381
Oclaro, Inc.*	1,466,182	11,744
Total		19,125

Construction & Engineering 2.92%

MasTec, Inc.*	676,920	29,886
Quanta Services, Inc.*	873,514	30,957
Total		60,843

Construction Materials 0.99%

Eagle Materials, Inc.	215,743	20,705

Distributors 0.97%

Pool Corp.	168,628	20,171

Electronic Equipment, Instruments & Components 6.25%

Cognex Corp.	531,285	45,340
Coherent, Inc.*	130,571	28,151
IPG Photonics Corp.*	228,169	28,822
Universal Display Corp.	313,212	27,986
Total		130,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2017

Investments	Shares	Fair Value (000)
Energy Equipment & Services 1.92%

Forum Energy Technologies, Inc.*	501,175	$8,470
Smart Sand, Inc.*	1,006,632	12,261
U.S. Silica Holdings, Inc.	467,936	19,419
Total		40,150

Health Care Equipment & Supplies 5.33%

Glaukos Corp.*	521,936	24,807
Insulet Corp.*	473,157	20,540
Nevro Corp.*	338,972	31,938
Penumbra, Inc.*	397,623	33,977
Total		111,262

Health Care Providers & Services 0.81%

HealthEquity, Inc.*	372,273	16,946

Health Care Technology 2.00%

Cotiviti Holdings, Inc.*	555,692	23,222
Veeva Systems, Inc. Class A*	344,327	18,463
Total		41,685

Hotels, Restaurants & Leisure 4.61%

Dave & Buster’s Entertainment, Inc.*	678,807	43,450
Extended Stay America, Inc. Unit	1,217,189	21,228
Planet Fitness, Inc. Class A	1,514,933	31,511
Total		96,189

Household Durables 2.06%

iRobot Corp.*	404,654	32,267
Universal Electronics, Inc.*	153,890	10,665
Total		42,932

Internet & Direct Marketing Retail 0.10%

Netshoes Cayman Ltd. (Brazil)*(a)	154,000	2,004

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2017

Investments	Shares	Fair Value (000)
Internet Software & Services 11.40%

2U, Inc.*	751,009	$34,096
Five9, Inc.*	1,359,867	24,811
MuleSoft, Inc. Class A*	708,565	16,325
Okta, Inc.*	186,274	4,852
Shopify, Inc. Class A (Canada)*(a)	604,432	45,907
Stamps.com, Inc.*	168,603	17,897
Trade Desk, Inc. (The) Class A*	504,622	18,848
TrueCar, Inc.*	622,389	10,904
Twilio, Inc. Class A*	339,794	11,230
Wix.com Ltd. (Israel)*(a)	628,062	51,784
Yext, Inc.*	73,400	1,089
Total		237,743

Machinery 4.08%

Allison Transmission Holdings, Inc.	1,002,114	38,762
Kornit Digital Ltd. (Israel)*(a)	974,512	19,587
Nordson Corp.	214,144	26,811
Total		85,160

Media 2.46%

IMAX Corp. (Canada)*(a)	492,910	15,034
Live Nation Entertainment, Inc.*	1,130,187	36,347
Total		51,381

Metals & Mining 0.10%

AK Steel Holding Corp.*	345,239	2,189

Multi-Line Retail 0.59%

Ollie’s Bargain Outlet Holdings, Inc.*	319,137	12,223

Oil, Gas & Consumable Fuels 1.29%

GasLog Ltd. (Monaco)(a)	1,918,976	26,866

Professional Services 1.92%

WageWorks, Inc.*	544,114	40,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2017

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 6.80%

Cavium, Inc.*	518,281	$35,684
CEVA, Inc.*	309,817	11,153
Cirrus Logic, Inc.*	248,045	15,962
Inphi Corp.*	492,767	20,410
MACOM Technology Solutions Holdings, Inc.*	578,329	28,269
Monolithic Power Systems, Inc.	331,702	30,351
Total		141,829

Software 4.49%

8x8, Inc.*	1,030,551	14,995
Blackline, Inc.*	162,042	5,326
BroadSoft, Inc.*	236,307	9,074
Cloudera, Inc.*	342,698	6,203
HubSpot, Inc.*	244,557	16,398
Materialise NV ADR*	469,940	5,174
Paycom Software, Inc.*	430,792	25,955
Proofpoint, Inc.*	138,904	10,469
Total		93,594

Specialty Retail 1.59%

Burlington Stores, Inc.*	277,653	27,465
Floor & Decor Holdings, Inc.*	175,739	5,694
Total		33,159

Textiles, Apparel & Luxury Goods 1.05%

Canada Goose Holdings, Inc. (Canada)*(a)	1,305,424	21,970

Thrifts & Mortgage Finance 0.52%

WSFS Financial Corp.	231,209	10,913

Trading Companies & Distributors 4.42%

Air Lease Corp.	853,400	32,549
Beacon Roofing Supply, Inc.*	681,081	33,761
MRC Global, Inc.*	1,424,594	25,970
Total		92,280
Total Common Stocks (cost $1,636,242,669)		2,039,303

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2017

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.05%

Repurchase Agreement

Repurchase Agreement dated 4/28/2017, 0.09% due 5/1/2017 with Fixed Income Clearing Corp. collateralized by $42,855,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $43,515,953; proceeds: $42,661,636 (cost $42,661,316)	$42,661	$42,661
Total Investments in Securities 99.82% (cost $1,678,903,985)		2,081,964
Other Assets in Excess of Liabilities 0.18%		3,758
Net Assets 100.00%		$2,085,722

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2017

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,039,303	$—	$—	$2,039,303
Repurchase Agreement	—	42,661	—	42,661
Total	$2,039,303	$42,661	$—	$2,081,964

(1)	Refer to Note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2017.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Notes to Schedule of Investments (unaudited)(concluded)

Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of April 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of April 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,716,741,378
Gross unrealized gain	397,875,644
Gross unrealized loss	(32,652,650)
Net unrealized security gain	$365,222,994

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 28, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 28, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 28, 2017